Schedule of Investments (unaudited)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)	45,192	$ 8,817,863
BWX Technologies, Inc.	58,880	4,214,042
Curtiss-Wright Corp.	24,653	4,527,770
General Dynamics Corp.	76,598	16,480,060
L3Harris Technologies, Inc.	61,367	12,013,817
Lockheed Martin Corp.	103,039	47,437,095
Mercury Systems, Inc.(a)	21,648	748,804
Northrop Grumman Corp.	66,171	30,160,742
TransDigm Group, Inc.	15,680	14,020,585
		138,420,778
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	40,909	3,859,764
Expeditors International of Washington, Inc.	98,376	11,916,285
		15,776,049
Automobile Components — 0.1%
Autoliv, Inc.	16,023	1,362,596
Fox Factory Holding Corp.(a)(b)	27,271	2,959,176
Gentex Corp.	69,611	2,036,818
Visteon Corp.(a)	18,070	2,595,033
		8,953,623
Automobiles — 3.3%
Harley-Davidson, Inc.	53,887	1,897,361
Tesla, Inc.(a)	1,734,593	454,064,410
		455,961,771
Banks — 0.1%
Cathay General Bancorp	24,785	797,829
Columbia Banking System, Inc.	69,693	1,413,374
Commerce Bancshares, Inc.	49,980	2,434,026
Cullen/Frost Bankers, Inc.	27,770	2,986,108
East West Bancorp, Inc.	46,416	2,450,301
First Financial Bankshares, Inc.	44,460	1,266,665
First Horizon Corp.	227,768	2,566,945
Glacier Bancorp, Inc.	38,663	1,205,126
Hancock Whitney Corp.	28,233	1,083,583
International Bancshares Corp.	20,688	914,410
SouthState Corp.	27,828	1,831,082
United Bankshares, Inc.	40,578	1,203,949
		20,153,398
Beverages — 2.4%
Boston Beer Co., Inc., Class A, NVS(a)	4,291	1,323,516
Brown-Forman Corp., Class B, NVS	64,678	4,319,197
Celsius Holdings, Inc.(a)(b)	26,025	3,882,670
Coca-Cola Co.	1,628,511	98,068,932
Constellation Brands, Inc., Class A	58,476	14,392,698
Keurig Dr Pepper, Inc.	273,533	8,553,377
Monster Beverage Corp.(a)	490,585	28,179,202
PepsiCo, Inc.	887,033	164,296,252
		323,015,844
Biotechnology — 3.4%
AbbVie, Inc.	1,135,943	153,045,600
Amgen, Inc.	344,172	76,413,068
Arrowhead Pharmaceuticals, Inc.(a)	32,863	1,171,895
Biogen, Inc.(a)	43,499	12,390,690
Exelixis, Inc.(a)	207,718	3,969,491
Gilead Sciences, Inc.	803,740	61,944,242
Halozyme Therapeutics, Inc.(a)	87,173	3,144,330
Incyte Corp.(a)	120,437	7,497,203
Moderna, Inc.(a)	211,081	25,646,342
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	61,761	$ 5,824,062
Regeneron Pharmaceuticals, Inc.(a)	69,332	49,817,815
United Therapeutics Corp.(a)	30,164	6,658,703
Vertex Pharmaceuticals, Inc.(a)	165,762	58,333,305
		465,856,746
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	2,643,475	344,603,401
Etsy, Inc.(a)	45,683	3,865,238
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	18,375	1,064,464
		349,533,103
Building Products — 0.3%
Advanced Drainage Systems, Inc.(b)	31,055	3,533,438
Builders FirstSource, Inc.(a)	82,520	11,222,720
Carlisle Cos., Inc.	32,779	8,408,797
Lennox International, Inc.	12,918	4,212,172
Masco Corp.	103,173	5,920,067
Owens Corning	31,328	4,088,304
Simpson Manufacturing Co., Inc.	27,479	3,805,841
Trex Co., Inc.(a)(b)	37,552	2,461,909
UFP Industries, Inc.	39,733	3,856,088
		47,509,336
Capital Markets — 1.0%
Affiliated Managers Group, Inc.	15,154	2,271,433
Ameriprise Financial, Inc.	67,077	22,280,296
Cboe Global Markets, Inc.	45,308	6,252,957
Charles Schwab Corp.	564,520	31,996,994
Evercore, Inc., Class A	11,538	1,425,981
FactSet Research Systems, Inc.	14,722	5,898,369
Federated Hermes, Inc., Class B	37,550	1,346,168
Interactive Brokers Group, Inc., Class A	37,133	3,084,638
Jefferies Financial Group, Inc.	119,075	3,949,718
MarketAxess Holdings, Inc.	11,876	3,104,624
Moody’s Corp.	47,789	16,617,191
MSCI, Inc., Class A	29,408	13,800,880
Nasdaq, Inc.	139,957	6,976,856
Raymond James Financial, Inc.	122,798	12,742,749
SEI Investments Co.	65,961	3,932,595
		135,681,449
Chemicals — 1.5%
Air Products & Chemicals, Inc.	142,955	42,819,311
Albemarle Corp.(b)	75,477	16,838,164
Ashland, Inc.	21,516	1,869,956
Axalta Coating Systems Ltd.(a)	64,025	2,100,660
Cabot Corp.	36,184	2,420,348
CF Industries Holdings, Inc.	126,104	8,754,140
Chemours Co.	55,345	2,041,677
Corteva, Inc.	316,938	18,160,547
FMC Corp.	80,725	8,422,846
Linde PLC	192,288	73,277,111
Mosaic Co.	213,830	7,484,050
NewMarket Corp.	2,376	955,437
Olin Corp.	76,925	3,953,176
RPM International, Inc.	83,160	7,461,947
Westlake Corp.(b)	22,154	2,646,738
		199,206,108
Commercial Services & Supplies — 0.7%
Brink’s Co.	14,041	952,401
Cintas Corp.	32,834	16,321,125
Clean Harbors, Inc.(a)	32,454	5,336,411
Copart, Inc.(a)(b)	276,062	25,179,615

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
MSA Safety, Inc.	13,533	$ 2,354,201
Republic Services, Inc.	72,802	11,151,082
Rollins, Inc.	149,017	6,382,398
Tetra Tech, Inc.	19,512	3,194,895
Waste Management, Inc.	141,225	24,491,240
		95,363,368
Communications Equipment — 0.3%
Arista Networks, Inc.(a)	160,776	26,055,358
Calix, Inc.(a)	36,704	1,831,897
Motorola Solutions, Inc.	59,290	17,388,571
		45,275,826
Construction & Engineering — 0.2%
AECOM	48,482	4,105,941
EMCOR Group, Inc.	30,655	5,664,431
Quanta Services, Inc.(b)	93,471	18,362,378
Valmont Industries, Inc.	13,764	4,006,012
		32,138,762
Construction Materials — 0.1%
Eagle Materials, Inc.	22,943	4,277,034
Vulcan Materials Co.	50,531	11,391,709
		15,668,743
Consumer Finance — 0.4%
American Express Co.	187,861	32,725,386
Discover Financial Services	94,834	11,081,353
FirstCash Holdings, Inc.	24,156	2,254,480
SLM Corp.	153,325	2,502,264
		48,563,483
Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	49,539	3,121,452
Casey’s General Stores, Inc.	23,998	5,852,632
Costco Wholesale Corp.	188,456	101,460,941
Dollar General Corp.	141,073	23,951,374
Dollar Tree, Inc.(a)	134,423	19,289,701
Fresh Market, Inc. Escrow(a)(c)	3,194	—
Performance Food Group Co.(a)	45,051	2,713,872
Sprouts Farmers Market, Inc.(a)(b)	36,756	1,350,048
U.S. Foods Holding Corp.(a)	39,662	1,745,128
		159,485,148
Containers & Packaging — 0.1%
AptarGroup, Inc.	19,780	2,291,711
Berry Global Group, Inc.	33,769	2,172,698
Crown Holdings, Inc.	30,159	2,619,912
Graphic Packaging Holding Co.	140,406	3,373,956
Silgan Holdings, Inc.	53,794	2,522,401
Sonoco Products Co.	31,958	1,886,161
		14,866,839
Distributors — 0.1%
Genuine Parts Co.	65,251	11,042,427
Pool Corp.	15,907	5,959,398
		17,001,825
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	19,724	2,035,714
H&R Block, Inc.	100,128	3,191,079
Service Corp. International	97,098	6,271,560
		11,498,353
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	80,923	5,026,937
Security	Shares	Value
Electric Utilities — 0.2%
IDACORP, Inc.	17,226	$ 1,767,388
NRG Energy, Inc.	70,019	2,618,010
OGE Energy Corp.	128,882	4,628,153
PG&E Corp.(a)	1,034,712	17,879,823
PNM Resources, Inc.	34,214	1,543,051
		28,436,425
Electrical Equipment — 0.2%
Acuity Brands, Inc.(b)	10,410	1,697,663
AMETEK, Inc.	73,859	11,956,295
Hubbell, Inc.	34,562	11,459,377
nVent Electric PLC	107,278	5,543,054
Vicor Corp.(a)	6,181	333,774
		30,990,163
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	383,172	32,550,461
Belden, Inc.	27,543	2,634,488
CDW Corp.	55,014	10,095,069
Cognex Corp.	58,034	3,251,065
Keysight Technologies, Inc.(a)	62,297	10,431,633
Littelfuse, Inc.	9,928	2,892,126
National Instruments Corp.	48,039	2,757,438
Novanta, Inc.(a)(b)	22,978	4,230,250
		68,842,530
Energy Equipment & Services — 0.3%
ChampionX Corp.	128,383	3,985,008
NOV, Inc.	252,631	4,052,201
Schlumberger NV	485,667	23,855,963
Valaris Ltd.(a)	38,794	2,441,307
		34,334,479
Entertainment — 0.3%
Activision Blizzard, Inc.(a)	271,760	22,909,368
Electronic Arts, Inc.	114,713	14,878,276
World Wrestling Entertainment, Inc., Class A	27,895	3,025,771
		40,813,415
Financial Services — 3.7%
Euronet Worldwide, Inc.(a)	14,852	1,743,179
Fiserv, Inc.(a)	274,243	34,595,754
FleetCor Technologies, Inc.(a)	25,122	6,307,632
Jack Henry & Associates, Inc.	46,742	7,821,339
Mastercard, Inc., Class A	538,749	211,889,982
Visa, Inc., Class A	1,041,899	247,430,174
WEX, Inc.(a)	28,067	5,110,159
		514,898,219
Food Products — 1.0%
Archer-Daniels-Midland Co.	172,815	13,057,901
Bunge Ltd.	39,633	3,739,374
Campbell Soup Co.	76,199	3,483,056
Darling Ingredients, Inc.(a)	103,348	6,592,569
Flowers Foods, Inc.	77,866	1,937,306
General Mills, Inc.	257,154	19,723,712
Hershey Co.	94,602	23,622,119
Hormel Foods Corp.	134,067	5,392,175
Kellogg Co.	90,524	6,101,318
Lamb Weston Holdings, Inc.	93,810	10,783,460
Lancaster Colony Corp.	12,801	2,574,153
McCormick & Co., Inc., NVS	82,179	7,168,474
Mondelez International, Inc., Class A	474,230	34,590,336
		138,765,953

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	56,970	$ 6,627,890
National Fuel Gas Co.	41,278	2,120,038
New Jersey Resources Corp.	40,205	1,897,676
ONE Gas, Inc.	34,793	2,672,450
Spire, Inc.	16,550	1,049,932
		14,367,986
Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)	15,358	3,511,914
CSX Corp.	628,315	21,425,541
JB Hunt Transport Services, Inc.	53,208	9,632,244
Knight-Swift Transportation Holdings, Inc.	51,648	2,869,563
Landstar System, Inc.	23,125	4,452,488
Old Dominion Freight Line, Inc.(b)	57,895	21,406,676
Saia, Inc.(a)(b)	9,712	3,325,486
Union Pacific Corp.	196,279	40,162,609
		106,786,521
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	582,208	63,472,316
Boston Scientific Corp.(a)	488,170	26,405,115
Dexcom, Inc.(a)	248,992	31,997,962
Globus Medical, Inc., Class A(a)	49,877	2,969,677
Haemonetics Corp.(a)	32,575	2,773,435
Hologic, Inc.(a)	158,943	12,869,615
IDEXX Laboratories, Inc.(a)	26,169	13,142,857
Inari Medical, Inc.(a)	31,124	1,809,549
Insulet Corp.(a)	44,732	12,898,025
Intuitive Surgical, Inc.(a)	110,900	37,921,146
Lantheus Holdings, Inc.(a)	44,350	3,721,852
Masimo Corp.(a)	19,668	3,236,369
Penumbra, Inc.(a)	15,416	5,304,029
QuidelOrtho Corp.(a)	19,025	1,576,412
ResMed, Inc.	50,992	11,141,752
Shockwave Medical, Inc.(a)	23,280	6,644,345
STAAR Surgical Co.(a)(b)	21,187	1,113,801
		238,998,257
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.(a)(b)	33,931	2,702,265
Chemed Corp.	6,494	3,517,605
Cigna Group	93,343	26,192,046
Elevance Health, Inc.	152,628	67,811,094
Encompass Health Corp.	29,487	1,996,565
HCA Healthcare, Inc.	71,730	21,768,620
HealthEquity, Inc.(a)(b)	54,425	3,436,394
Humana, Inc.	51,446	23,003,050
McKesson Corp.	40,160	17,160,770
Molina Healthcare, Inc.(a)(b)	37,545	11,310,056
Option Care Health, Inc.(a)	108,047	3,510,447
Progyny, Inc.(a)(b)	17,950	706,153
Quest Diagnostics, Inc.	47,370	6,658,327
UnitedHealth Group, Inc.	599,449	288,119,167
		477,892,559
Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	73,781	2,264,339
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	45,092	1,534,030
Hotels, Restaurants & Leisure — 1.8%
Aramark	68,849	2,963,949
Boyd Gaming Corp.	28,301	1,963,240
Chipotle Mexican Grill, Inc.(a)	17,768	38,005,752
Choice Hotels International, Inc.(b)	10,564	1,241,481
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	42,479	$ 5,911,802
Domino’s Pizza, Inc.	10,527	3,547,494
Hilton Grand Vacations, Inc.(a)(b)	26,094	1,185,711
Hilton Worldwide Holdings, Inc.(b)	81,728	11,895,510
Light & Wonder, Inc., Class A(a)	27,866	1,916,066
Marriott International, Inc., Class A	84,669	15,552,849
McDonald’s Corp.	291,443	86,969,506
Papa John’s International, Inc.	9,331	688,908
Planet Fitness, Inc., Class A(a)	37,195	2,508,431
Starbucks Corp.	376,440	37,290,146
Texas Roadhouse, Inc.	43,074	4,836,349
Wendy’s Co.	109,741	2,386,867
Wingstop, Inc.	19,298	3,862,688
Wyndham Hotels & Resorts, Inc.	29,661	2,033,855
Yum! Brands, Inc.	115,110	15,948,491
		240,709,095
Household Durables — 0.1%
DR Horton, Inc.	99,729	12,136,022
Tempur Sealy International, Inc.	110,226	4,416,756
TopBuild Corp.(a)	10,954	2,913,983
		19,466,761
Household Products — 1.2%
Clorox Co.	35,728	5,682,181
Colgate-Palmolive Co.	293,764	22,631,578
Kimberly-Clark Corp.	104,163	14,380,744
Procter & Gamble Co.	834,647	126,649,336
		169,343,839
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	257,867	5,345,583
Ormat Technologies, Inc.(b)	19,963	1,606,223
		6,951,806
Industrial REITs — 0.1%
EastGroup Properties, Inc.	15,440	2,680,384
First Industrial Realty Trust, Inc.	43,449	2,287,155
Rexford Industrial Realty, Inc.	73,748	3,851,121
STAG Industrial, Inc.	51,959	1,864,289
		10,682,949
Insurance — 1.8%
American Financial Group, Inc.	20,236	2,403,025
Aon PLC, Class A	86,794	29,961,289
Arch Capital Group Ltd.(a)	238,151	17,825,602
Arthur J. Gallagher & Co.	87,740	19,265,072
Brown & Brown, Inc.	89,461	6,158,495
Chubb Ltd.	151,970	29,263,343
Everest Group Ltd.	16,057	5,489,246
Globe Life, Inc.	40,692	4,460,657
Hanover Insurance Group, Inc.	13,507	1,526,696
Kinsale Capital Group, Inc.	13,887	5,196,515
Marsh & McLennan Cos., Inc.	204,274	38,419,854
Primerica, Inc.	16,055	3,175,037
Principal Financial Group, Inc.	88,447	6,707,821
Progressive Corp.	377,110	49,918,051
RenaissanceRe Holdings Ltd.	18,027	3,362,396
RLI Corp.	25,993	3,547,265
Selective Insurance Group, Inc.	38,778	3,720,749
Travelers Cos., Inc.	80,695	14,013,494
W R Berkley Corp.	128,836	7,673,472
		252,088,079
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(a)	3,825,134	457,868,540

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS(a)	3,290,336	$ 398,031,946
ZoomInfo Technologies, Inc., Class A(a)(b)	90,250	2,291,447
		858,191,933
IT Services — 0.7%
Accenture PLC, Class A	198,964	61,396,311
EPAM Systems, Inc.(a)	25,245	5,673,814
Gartner, Inc.(a)	50,937	17,843,740
VeriSign, Inc.(a)	28,500	6,440,145
		91,354,010
Leisure Products — 0.0%
Brunswick Corp.	27,640	2,394,730
Polaris, Inc.(b)	17,652	2,134,656
YETI Holdings, Inc.(a)(b)	30,649	1,190,407
		5,719,793
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	114,535	13,772,834
Bio-Techne Corp.	48,961	3,996,686
Bruker Corp.	38,140	2,819,309
Danaher Corp.	427,590	102,621,600
IQVIA Holdings, Inc.(a)(b)	57,521	12,928,995
Medpace Holdings, Inc.(a)	16,253	3,903,483
Mettler-Toledo International, Inc.(a)	9,242	12,122,177
Repligen Corp.(a)	33,300	4,710,618
Thermo Fisher Scientific, Inc.	248,347	129,575,047
Waters Corp.(a)	37,781	10,070,148
		296,520,897
Machinery — 1.5%
AGCO Corp.	20,682	2,718,028
Caterpillar, Inc.	199,090	48,986,095
Chart Industries, Inc.(a)(b)	12,117	1,936,175
Crane Co.	15,326	1,365,853
Crane NXT Co.	15,326	864,999
Cummins, Inc.	46,782	11,469,075
Deere & Co.	173,619	70,348,683
Donaldson Co., Inc.	50,505	3,157,068
Graco, Inc.	70,602	6,096,483
IDEX Corp.	27,707	5,964,209
Illinois Tool Works, Inc.	91,265	22,830,852
ITT, Inc.	24,558	2,289,051
Lincoln Electric Holdings, Inc.	37,173	7,383,673
Middleby Corp.(a)	16,693	2,467,726
Snap-on, Inc.	19,490	5,616,823
Timken Co.	20,832	1,906,753
Toro Co.	67,076	6,818,275
Watts Water Technologies, Inc., Class A	9,150	1,681,130
		203,900,951
Media — 0.0%
New York Times Co., Class A	53,102	2,091,157
Nexstar Media Group, Inc., Class A	23,085	3,844,807
		5,935,964
Metals & Mining — 0.7%
Commercial Metals Co.	42,259	2,225,359
Freeport-McMoRan, Inc.	922,817	36,912,680
MP Materials Corp., Class A(a)(b)	59,510	1,361,589
Nucor Corp.	161,748	26,523,437
Reliance Steel & Aluminum Co.	37,798	10,265,559
Royal Gold, Inc.	42,276	4,852,439
Steel Dynamics, Inc.	103,393	11,262,599
Worthington Industries, Inc.	9,529	661,980
		94,065,642
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	317,988	$ 6,362,940
Multi-Utilities — 0.2%
Black Hills Corp.	21,781	1,312,523
Sempra	122,016	17,764,310
WEC Energy Group, Inc.	105,417	9,301,996
		28,378,829
Office REITs — 0.0%
Corporate Office Properties Trust	37,572	892,335
Oil, Gas & Consumable Fuels — 6.2%
Antero Midstream Corp.	215,954	2,505,066
Antero Resources Corp.(a)	177,817	4,095,125
APA Corp.	198,695	6,789,408
Chevron Corp.	1,122,027	176,550,948
Chord Energy Corp.	20,377	3,133,983
CNX Resources Corp.(a)(b)	108,537	1,923,276
ConocoPhillips	779,103	80,722,862
Coterra Energy, Inc.	487,688	12,338,506
Devon Energy Corp.	413,163	19,972,299
Diamondback Energy, Inc.	116,595	15,315,919
DT Midstream, Inc.	62,274	3,086,922
EOG Resources, Inc.	376,565	43,094,099
EQT Corp.	232,367	9,557,255
Equitrans Midstream Corp.	127,996	1,223,642
Exxon Mobil Corp.	2,603,099	279,182,368
Hess Corp.	177,769	24,167,696
HF Sinclair Corp.	38,088	1,699,106
Marathon Oil Corp.	397,645	9,153,788
Marathon Petroleum Corp.	131,127	15,289,408
Matador Resources Co.	72,388	3,787,340
Murphy Oil Corp.	94,171	3,606,749
Occidental Petroleum Corp.	462,602	27,200,998
ONEOK, Inc.	287,555	17,747,895
Ovintiv, Inc.	121,227	4,615,112
PBF Energy, Inc., Class A	70,112	2,870,385
PDC Energy, Inc.	56,309	4,005,822
Pioneer Natural Resources Co.	150,489	31,178,311
Range Resources Corp.	155,647	4,576,022
Southwestern Energy Co.(a)	710,808	4,271,956
Targa Resources Corp.	145,949	11,106,719
Williams Cos., Inc.	786,832	25,674,328
		850,443,313
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	46,196	3,463,776
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	35,734	1,307,864
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	1,352,637	86,501,136
Eli Lilly & Co.	507,289	237,908,395
Jazz Pharmaceuticals PLC(a)	40,468	5,016,818
Johnson & Johnson	1,037,385	171,707,965
Merck & Co., Inc.	1,634,316	188,583,723
Pfizer, Inc.	3,634,749	133,322,594
		823,040,631
Professional Services — 1.1%
Automatic Data Processing, Inc.	265,988	58,461,503
Broadridge Financial Solutions, Inc.	36,403	6,029,429
CACI International, Inc., Class A(a)	9,642	3,286,379
Concentrix Corp.	27,335	2,207,301
Equifax, Inc.(b)	38,796	9,128,699

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
ExlService Holdings, Inc.(a)	21,348	$ 3,224,829
Exponent, Inc.	22,582	2,107,352
FTI Consulting, Inc.(a)(b)	22,201	4,222,630
Genpact Ltd.	61,979	2,328,551
Insperity, Inc.	22,976	2,733,225
KBR, Inc.	88,346	5,747,791
Leidos Holdings, Inc.	57,119	5,053,889
Paychex, Inc.	117,858	13,184,774
Paycom Software, Inc.	31,166	10,011,766
Paylocity Holding Corp.(a)	26,533	4,896,135
Science Applications International Corp.	23,724	2,668,476
Verisk Analytics, Inc.	42,882	9,692,618
		144,985,347
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	261,963	23,314,707
Retail REITs — 0.1%
Agree Realty Corp.	39,479	2,581,532
Brixmor Property Group, Inc.	94,789	2,085,358
NNN REIT, Inc.	63,775	2,728,932
		7,395,822
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(a)	559,894	63,777,526
Allegro MicroSystems, Inc.(a)	16,328	737,046
Amkor Technology, Inc.	64,662	1,923,694
Analog Devices, Inc.	153,296	29,863,594
Applied Materials, Inc.	543,561	78,566,307
Broadcom, Inc.	161,062	139,710,011
Cirrus Logic, Inc.(a)(b)	35,480	2,874,235
Enphase Energy, Inc.(a)(b)	87,619	14,674,430
First Solar, Inc.(a)	63,873	12,141,619
KLA Corp.	88,334	42,843,757
Lam Research Corp.	86,497	55,605,461
Lattice Semiconductor Corp.(a)	88,332	8,486,055
MACOM Technology Solutions Holdings, Inc.(a)(b)	32,943	2,158,755
Microchip Technology, Inc.	173,755	15,566,710
Monolithic Power Systems, Inc.	28,975	15,653,164
NVIDIA Corp.	1,592,331	673,587,860
NXP Semiconductors NV	98,586	20,178,582
ON Semiconductor Corp.(a)	278,510	26,341,476
Power Integrations, Inc.	36,870	3,490,483
QUALCOMM, Inc.	717,255	85,382,035
Silicon Laboratories, Inc.(a)	10,717	1,690,500
SolarEdge Technologies, Inc.(a)(b)	36,028	9,693,333
Teradyne, Inc.	49,365	5,495,805
Texas Instruments, Inc.	368,017	66,250,420
Universal Display Corp.	17,656	2,544,759
Wolfspeed, Inc.(a)	36,064	2,004,798
		1,381,242,415
Software — 10.4%
Adobe, Inc.(a)	138,687	67,816,556
Autodesk, Inc.(a)	75,836	15,516,804
Blackbaud, Inc.(a)	13,263	944,060
Cadence Design Systems, Inc.(a)	175,567	41,173,973
CommVault Systems, Inc.(a)	19,248	1,397,790
Dropbox, Inc., Class A(a)	175,103	4,669,997
Dynatrace, Inc.(a)	139,361	7,172,911
Envestnet, Inc.(a)	9,413	558,661
Fair Isaac Corp.(a)	16,094	13,023,426
Fortinet, Inc.(a)	418,002	31,596,771
Gen Digital, Inc.	197,577	3,665,053
Intuit, Inc.	95,972	43,973,411
Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(a)	23,352	$ 4,667,598
Microsoft Corp.	2,776,673	945,568,223
Oracle Corp.	584,487	69,606,557
Palo Alto Networks, Inc.(a)(b)	194,834	49,782,035
PTC, Inc.(a)(b)	68,952	9,811,870
Qualys, Inc.(a)	22,292	2,879,458
ServiceNow, Inc.(a)	131,181	73,719,787
Synopsys, Inc.(a)	98,274	42,789,482
Teradata Corp.(a)	30,291	1,617,842
Tyler Technologies, Inc.(a)	12,596	5,245,856
		1,437,198,121
Specialized REITs — 0.8%
American Tower Corp.	159,014	30,839,175
CubeSmart	78,009	3,483,882
Extra Space Storage, Inc.	43,247	6,437,316
Iron Mountain, Inc.	118,070	6,708,737
Lamar Advertising Co., Class A	31,506	3,126,971
Life Storage, Inc.	33,486	4,452,299
National Storage Affiliates Trust	25,669	894,051
PotlatchDeltic Corp.	29,696	1,569,434
Public Storage	63,146	18,431,054
Rayonier, Inc.	51,896	1,629,534
SBA Communications Corp.	38,991	9,036,554
VICI Properties, Inc.	369,792	11,622,563
Weyerhaeuser Co.	270,260	9,056,413
		107,287,983
Specialty Retail — 2.3%
AutoNation, Inc.(a)(b)	9,264	1,524,947
AutoZone, Inc.(a)	11,844	29,531,356
Dick’s Sporting Goods, Inc.	19,343	2,556,951
Five Below, Inc.(a)(b)	24,731	4,860,631
Home Depot, Inc.	345,567	107,346,933
Lowe’s Cos., Inc.	264,936	59,796,055
Murphy U.S.A., Inc.	12,901	4,013,630
O’Reilly Automotive, Inc.(a)	39,198	37,445,850
TJX Cos., Inc.	474,489	40,231,922
Tractor Supply Co.	70,545	15,597,500
Ulta Beauty, Inc.(a)	32,247	15,175,277
Valvoline, Inc.	41,126	1,542,636
Williams-Sonoma, Inc.	20,680	2,587,895
		322,211,583
Technology Hardware, Storage & Peripherals — 13.5%
Apple Inc.	9,519,358	1,846,469,871
Super Micro Computer, Inc.(a)	23,800	5,932,150
		1,852,402,021
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(a)	39,797	4,474,775
Deckers Outdoor Corp.(a)	17,060	9,001,879
		13,476,654
Tobacco — 0.6%
Altria Group, Inc.	598,645	27,118,618
Philip Morris International, Inc.	539,230	52,639,633
		79,758,251
Trading Companies & Distributors — 0.3%
Fastenal Co.	180,906	10,671,645
GATX Corp.	11,759	1,513,854
MSC Industrial Direct Co., Inc., Class A	15,157	1,444,159
Watsco, Inc.	21,454	8,184,057

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	13,075	$ 2,341,210
WW Grainger, Inc.	28,746	22,668,808
		46,823,733
Water Utilities — 0.0%
Essential Utilities, Inc.	153,764	6,136,721
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	252,165	35,025,719
Total Long-Term Investments — 99.7% (Cost: $10,165,424,589)		13,729,962,849
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	124,088,140	124,112,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	23,742,253	23,742,253
Total Short-Term Securities — 1.1% (Cost: $147,823,113)		147,855,211
Total Investments — 100.8% (Cost: $10,313,247,702)		13,877,818,060
Liabilities in Excess of Other Assets — (0.8)%		(114,916,342)
Net Assets — 100.0%		$ 13,762,901,718
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 113,505,398	$ 10,617,592 (a)	$ —	$ (16,434)	$ 6,402	$ 124,112,958	124,088,140	$ 72,188 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,496,613	6,245,640(a)	—	—	—	23,742,253	23,742,253	264,474	—
				$ (16,434)	$ 6,402	$ 147,855,211		$ 336,662	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	23	09/15/23	$ 4,073	$ 199,447
NASDAQ 100 E-Mini Index	7	09/15/23	2,147	81,901
S&P 500 E-Mini Index	101	09/15/23	22,666	736,589
				$ 1,017,937
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,729,962,849	$ —	$ —	$ 13,729,962,849
Short-Term Securities
Money Market Funds	147,855,211	—	—	147,855,211
	$ 13,877,818,060	$ —	$ —	$ 13,877,818,060
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,017,937	$ —	$ —	$ 1,017,937
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s